Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory
Total carrying amount of Company's inventory	$ 1,057,240	$ 0
Inventories recorded as cost of sales	1,216,129	0	$ 0	$ 0
UK
Inventory
Inventories recorded as cost of sales	$ 566,252	$ 43,022